UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

1350 Avenue of the Americas, 33rd Floor New York, NY	10019
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2014

Item 1. Reports to Stockholders.

Mirae Asset Discovery Funds

Semi-Annual Report
October 31, 2014

Emerging Markets	Fund

Asia	Fund

Emerging Markets	Great Consumer Fund

Asia	Great Consumer Fund

Global	Great Consumer Fund

Global	Dynamic Bond Fund

i

Mirae Asset Discovery Funds
Expense Examples
(Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges, as applicable; (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and (3) other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at May 1, 2014 and held for the entire period from May 1, 2014 through October 31, 2014.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund and share class in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your expenses would have been higher.

		Beginning Account Value	Actual Ending Account Value	Hypothetical Ending Account Value	Actual Expenses Paid During Period	Hypothetical Expenses Paid During Period	Annualized Expense Ratio During Period
Fund		5/1/2014	10/31/2014	10/31/2014	5/1/14 - 10/31/14(1)	5/1/14 - 10/31/14(1)	5/1/14 - 10/31/14

Emerging Markets Fund	Class A	$1,000.00	$1,065.10	$1,016.38	$9.11	$8.89	1.75%
	Class C	1,000.00	1,060.50	1,012.65	12.93	12.63	2.49%
	Class I	1,000.00	1,065.60	1,017.69	7.76	7.58	1.49%

Asia Fund	Class A	1,000.00	1,129.20	1,016.59	9.18	8.69	1.70%
	Class C	1,000.00	1,125.50	1,012.80	13.18	12.48	2.45%
	Class I	1,000.00	1,130.40	1,017.85	7.84	7.43	1.45%

Emerging Markets Great Consumer Fund	Class A	1,000.00	1,091.00	1,016.08	9.54	9.20	1.81%
	Class C	1,000.00	1,087.40	1,012.40	13.36	12.88	2.54%
	Class I	1,000.00	1,092.80	1,017.49	8.07	7.78	1.53%

Asia Great Consumer Fund	Class A	1,000.00	1,171.70	1,016.33	9.63	8.94	1.76%
	Class C	1,000.00	1,168.30	1,012.55	13.72	12.73	2.51%
	Class I	1,000.00	1,174.00	1,017.59	8.27	7.68	1.51%

Global Great Consumer Fund	Class A	1,000.00	1,014.20	1,016.53	8.73	8.74	1.72%
	Class C	1,000.00	1,010.10	1,012.75	12.51	12.53	2.47%
	Class I	1,000.00	1,015.60	1,017.80	7.47	7.48	1.47%

Global Dynamic Bond Fund	Class A	1,000.00	1,023.40	1,019.41	5.87	5.85	1.15%
	Class C	1,000.00	1,019.70	1,015.63	9.67	9.65	1.90%
	Class I	1,000.00	1,025.60	1,020.67	4.60	4.58	0.90%

(1)  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	October 31, 2014
(Unaudited)

	Shares	Value ($)
Common Stocks (97.8%)
AIA Group Ltd. (Insurance)	83,200	464,017
Alibaba Group Holding Ltd. - ADR* (Internet Software & Services)	2,103	207,356
Alsea SAB de CV* (Food & Staples Retailing)	50,036	156,860
Amorepacific Corp. (Personal Products)	95	204,473
Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	3,892	138,959
Baidu, Inc. - ADR* (Internet Software & Services)	1,768	422,145
BRF - Brazil Foods SA (Food Products)	7,930	206,462
Cemex SAB de CV* (Construction Materials)	155,479	191,687
China Mobile Ltd. (Wireless Telecommunication Services)	27,000	335,981
China Resources Gas Group Ltd. (Oil, Gas & Consumable Fuels)	94,000	268,488
Cognizant Technology Solutions Corp.* (IT Services)	10,650	520,252
Companhia Brasileira de Distribuicao Group - Sponsored ADR (Food & Staples Retailing)	3,479	145,422
Copa Holdings SA (Airlines)	1,043	121,948
Corporacion Inmobiliaria Vesta SAB de CV* (Real Estate Investment Trusts)	88,835	195,294
Cosan Logistica SA* (Road & Rail)	10,500	17,592
Cosan SA Industria e Comercio (Oil & Gas Refining & Marketing)	10,500	146,627
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	348,000	320,406
Embraer SA (Aerospace & Defense)	12,200	118,158
Emperador, Inc. (Beverages)	848,500	200,871
Fibra Uno Administracion SA de CV (Real Estate Investment Trusts)	42,435	147,308
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	56,000	382,365
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	26,252	307,032
Grupo Aeroportuario del Sureste SAB de CV (Airlines)	9,035	121,825
HFDC Bank Ltd. (Banks)	25,694	381,612
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)	2,806	263,899
Hutchison Whampoa Ltd. (Industrial Conglomerates)	28,000	354,924
ICICI Bank Ltd. (Banks)	12,533	332,060
Industrial & Commerical Bank of China Ltd. (Banks)	399,000	263,945
Korea Electric Power Corp. (Electric Utilities)	6,410	278,631
Larsen & Toubro Ltd. (Construction & Engineering)	15,984	430,991
Life Healthcare Group Holdings Pte Ltd. (Health Care Providers & Services)	28,955	109,571
Lupin Ltd. (Pharmaceuticals)	18,540	413,425
Luye Pharma Group Ltd.* (Pharmaceuticals)	329,500	475,880
Malaysia Airports Holdings Bhd (Transportation Infrastructure)	135,300	297,055
Mining & Metallurgical Co. Norilsk Nickel - ADR (Metals & Mining)	11,330	211,758
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)	233,800	249,525
MRV Engenharia e Participacoes SA (Household Durables)	45,900	151,950
Naspers Ltd. (Media)	1,865	232,311
Naver Corp. (Internet Software & Services)	386	272,360
ORION Corp. (Food Products)	197	152,092
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	18,705	115,387
Ping An Insurance (Group) Co. of China Ltd. (Insurance)	40,500	330,846
Piraeus Bank SA* (Banks)	95,798	139,241
PT Bank Mandiri Tbk (Banks)	229,201	196,377
PT Matahari Department Store Tbk (Multiline Retail)	177,400	214,774
PT Media Nusantara Citra Tbk (Media)	731,400	169,530
Samsonite International SA (Textiles, Apparel & Luxury Goods)	93,600	310,797
Sanlam Ltd. (Life & Health Insurance)	36,950	233,544
Sberbank of Russia - ADR (Diversified Banks)	20,300	152,453
Severstal GDR (Metals & Mining)	20,650	218,270
Sul America SA (Insurance)	26,065	138,480
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	90,000	386,158
Tata Motors Ltd. (Automobiles)	44,748	390,556
Tencent Holdings Ltd. (Internet Software & Services)	24,100	384,113
Turkiye Garanti Bankasi AG (Banks)	40,200	157,023
Universal Robina Corp. (Food Products)	59,210	245,498
WH Group Ltd.* (Food Products)	291,500	190,577

TOTAL COMMON STOCKS (Cost $12,657,951)		14,187,141

Preferred Stock (1.8%)
Itau Unibanco Holding SA (Banks)	17,400	258,155

TOTAL PREFERRED STOCK (Cost $303,936)		258,155

Warrant NM
Minor International Public Co. Ltd.* (Hotels, Restaurants & Leisure)	10,325	–

TOTAL WARRANT (Cost $—)		–

TOTAL INVESTMENTS (Cost $12,961,887) — 99.6%		14,445,296

Other Net Assets (Liabilities) — 0.4%		61,088

NET ASSETS — 100.0%		14,506,384

*	Non-income producing security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	October 31, 2014
(Unaudited)

The Emerging Markets Fund invested in the following industries as of October 31, 2014:			The Emerging Markets Fund invested in securities with exposure to the following countries as of October 31, 2014:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Aerospace & Defense	118,158	0.8%	Brazil	1,298,233	9.0%
Airlines	243,773	1.6%	China	2,084,285	14.4%
Automobiles	390,556	2.7%	Greece	139,241	1.0%
Banks	1,728,413	12.0%	Hong Kong	2,627,555	18.1%
Beverages	200,871	1.4%	India	2,775,928	19.1%
Construction & Engineering	430,991	3.0%	Indonesia	580,681	4.0%
Construction Materials	191,687	1.3%	Malaysia	297,055	2.0%
Diversified Banks	152,453	1.1%	Mexico	812,974	5.6%
Electric Utilities	278,631	2.0%	Panama	121,948	0.8%
Food & Staples Retailing	302,282	2.1%	Philippines	446,369	3.1%
Food Products	794,629	5.5%	Russia	582,481	4.0%
Health Care Providers & Services	109,571	0.8%	South Africa	714,385	4.9%
Hotels, Restaurants & Leisure	895,789	6.1%	South Korea	1,171,455	8.1%
Household Durables	151,950	1.0%	Taiwan	386,158	2.7%
Industrial Conglomerates	354,924	2.4%	Thailand	249,525	1.7%
Insurance	933,343	6.6%	Turkey	157,023	1.1%
Internet Software & Services	1,285,974	8.9%	Other Net Assets	61,088	0.4%
IT Services	520,252	3.6%
Life & Health Insurance	233,544	1.5%	Total	$14,506,384	100.0%
Media	401,841	2.8%
Metals & Mining	430,028	2.9%
Multiline Retail	214,774	1.4%
Oil & Gas Refining & Marketing	146,627	1.0%
Oil, Gas & Consumable Fuels	383,875	2.7%
Personal Products	204,473	1.4%
Pharmaceuticals	1,655,702	11.4%
Real Estate Investment Trusts	342,602	2.4%
Road & Rail	17,592	0.1%
Semiconductors & Semiconductor Equipment	386,158	2.7%
Textiles, Apparel & Luxury Goods	310,797	2.1%
Transportation Infrastructure	297,055	2.0%
Wireless Telecommunication Services	335,981	2.3%
Other Net Assets	61,088	0.4%

Total	14,506,384	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	October 31, 2014
(Unaudited)

	Shares	Value ($)
Common Stocks (93.7%)
AIA Group Ltd. (Insurance)	82,200	458,439
Alibaba Group Holding Ltd. - ADR* (Internet Software & Services)	2,170	213,962
Amorepacific Corp. (Personal Products)	109	234,606
Astro Malaysia Holdings Bhd (Media)	191,400	192,069
Baidu, Inc. - ADR* (Internet Software & Services)	1,841	439,576
China Everbright International Ltd. (Industrial Conglomerates)	184,000	253,878
China Mobile Ltd. (Wireless Telecommunication Services)	31,000	385,756
China Resources Gas Group Ltd. (Oil, Gas & Consumable Fuels)	60,000	171,376
Chongqing Changan Automobile Co. Ltd. (Automobiles)	120,800	266,838
Cognizant Technology Solutions Corp.* (IT Services)	11,221	548,146
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	356,000	327,772
DBS Group Holdings Ltd. (Banks)	18,925	272,294
Emperador, Inc. (Beverages)	657,600	155,678
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	48,000	327,741
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	22,795	266,601
HFDC Bank Ltd. (Banks)	28,277	419,975
Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	66,840	210,970
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)	2,010	189,037
Hutchison Whampoa Ltd. (Industrial Conglomerates)	23,000	291,545
ICICI Bank Ltd. (Banks)	12,303	325,966
Industrial & Commerical Bank of China Ltd. (Banks)	360,000	238,146
Info Edge (India) Ltd. (Internet Software & Services)	9,020	123,851
Korea Electric Power Corp. (Electric Utilities)	7,267	315,883
Larsen & Toubro Ltd. (Construction & Engineering)	10,571	285,036
LT Group, Inc. (Beverages)	501,200	159,097
Lupin Ltd. (Pharmaceuticals)	16,620	370,610
Luye Pharma Group Ltd.* (Pharmaceuticals)	343,500	496,100
Malaysia Airports Holdings Bhd (Transportation Infrastructure)	131,556	288,835
Maruti Suzuki India Ltd. (Automobiles)	6,465	351,418
Melco Crown Entertainment Ltd. - Sponsored ADR (Hotels, Restaurants & Leisure)	7,843	212,859
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)	242,600	258,917
Naver Corp. (Internet Software & Services)	505	356,326
Ping An Insurance (Group) Co. of China Ltd. (Insurance)	37,000	302,254
PT Bank Mandiri Tbk (Banks)	220,479	188,904
PT Matahari Department Store Tbk (Multiline Retail)	143,600	173,853
PT Media Nusantara Citra Tbk (Media)	715,800	165,914
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	17,594	286,728
Samsonite International SA (Textiles, Apparel & Luxury Goods)	87,300	289,878
Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	382,000	304,914
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	142,000	229,254
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	84,000	360,414
Tata Motors Ltd. (Automobiles)	48,891	426,717
Tencent Holdings Ltd. (Internet Software & Services)	25,200	401,645
Universal Robina Corp. (Food Products)	51,770	214,650
WH Group Ltd.* (Food Products)	127,000	83,030
WuXi PharmaTech Caymen, Inc. ADR* (Life Sciences Tools & Services)	5,283	199,169

TOTAL COMMON STOCKS (Cost $10,971,148)		13,036,627

Warrant NM
Minor International Public Co. Ltd.* (Hotels, Restaurants & Leisure)	8,015	–

TOTAL WARRANT (Cost $—)		–

TOTAL INVESTMENTS (Cost $10,971,148) — 93.7%		13,036,627

Other Net Assets (Liabilities) — 6.3%		886,260

NET ASSETS — 100.0%		13,922,887

*	Non-income producing security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	October 31, 2014
(Unaudited)

The Asia Fund invested in the following industries as of October 31, 2014:			The Asia Fund invested in securities with exposure to the following countries as of October 31, 2014:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Automobiles	1,044,973	7.4%	China	3,091,858	22.2%
Banks	1,445,285	10.5%	Hong Kong	2,802,274	20.1%
Beverages	314,775	2.3%	India	3,405,048	24.4%
Construction & Engineering	285,036	2.0%	Indonesia	528,671	3.8%
Electric Utilities	315,883	2.3%	Malaysia	480,904	3.5%
Electronic Equipment, Instruments & Components	440,224	3.1%	Philippines	529,425	3.8%
Food Products	297,680	2.1%	Singapore	272,294	2.0%
Hotels, Restaurants & Leisure	988,554	7.2%	South Korea	1,095,852	7.9%
Industrial Conglomerates	545,423	3.8%	Taiwan	571,384	4.1%
Insurance	760,693	5.5%	Thailand	258,917	1.9%
Internet Software & Services	1,535,360	11.0%	Other Net Assets	886,260	6.3%
IT Services	548,146	3.9%
Life Sciences Tools & Services	199,169	1.4%	Total	13,922,887	100.0%
Media	357,983	2.6%
Multiline Retail	173,853	1.2%
Oil, Gas & Consumable Fuels	458,104	3.3%
Personal Products	234,606	1.7%
Pharmaceuticals	1,765,997	12.8%
Semiconductors & Semiconductor Equipment	360,414	2.6%
Textiles, Apparel & Luxury Goods	289,878	2.1%
Transportation Infrastructure	288,835	2.1%
Wireless Telecommunication Services	385,756	2.8%
Other Net Assets	886,260	6.3%

Total	13,922,887	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	October 31, 2014
(Unaudited)

	Shares	Value ($)
Common Stocks (94.3%)
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	161,600	1,186,192
AIA Group Ltd. (Insurance)	832,200	4,641,277
Alibaba Group Holding Ltd. - ADR* (Internet Software & Services)	36,712	3,619,803
Alsea SAB de CV* (Food & Staples Retailing)	513,900	1,611,042
Amorepacific Corp. (Personal Products)	1,978	4,257,346
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	202,293	3,675,344
Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	43,510	1,553,466
Baidu, Inc. - ADR* (Internet Software & Services)	14,268	3,406,770
Banregio Grupo Financiero SAB de CV (Banks)	263,730	1,527,802
BR Malls Participacoes SA (Real Estate Management & Development)	193,279	1,552,786
BRF - Brazil Foods SA (Food Products)	99,800	2,598,345
Brilliance China Automotive Holdings Ltd. (Automobiles)	1,572,000	2,716,321
Companhia Brasileira de Distribuicao Group - Sponsored ADR (Food & Staples Retailing)	53,819	2,249,634
Copa Holdings SA (Airlines)	9,336	1,091,565
Cosan Logistica SA* (Road & Rail)	104,260	174,679
Cosan SA Industria e Comercio (Oil & Gas Refining & Marketing)	104,260	1,455,936
Credicorp Ltd. (Banks)	10,040	1,616,440
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	2,540,000	2,338,599
Embraer SA (Aerospace & Defense)	161,000	1,559,302
Estacio Participacoes SA (Diversified Consumer Services)	124,600	1,443,690
Fibra Uno Administracion SA de CV (Real Estate Investment Trusts)	822,550	2,855,381
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	196,470	2,297,830
Grupo Aeroportuario del Sureste SAB de CV (Airlines)	200,888	2,708,715
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)	53,217	5,004,967
Hypermarcas SA* (Personal Products)	220,698	1,542,302
ITC Ltd. (Tobacco)	417,219	2,413,815
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	2,086,000	3,071,880
Life Healthcare Group Holdings Pte Ltd. (Health Care Providers & Services)	314,760	1,191,104
Lupin Ltd. (Pharmaceuticals)	148,727	3,316,471
Luye Pharma Group Ltd.* (Pharmaceuticals)	3,325,500	4,802,847
Magnit - Registered Sponsored GDR (Food & Staples Retailing)	41,384	2,772,727
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)	4,642,100	4,954,329
MRV Engenharia e Participacoes SA (Household Durables)	410,000	1,357,287
Naspers Ltd. (Media)	28,012	3,489,274
Naver Corp. (Internet Software & Services)	4,839	3,414,380
ORION Corp. (Food Products)	4,912	3,792,252
PChome Online, Inc. (Internet Software & Services)	28,000	284,005
Piraeus Bank SA* (Banks)	1,299,550	1,888,881
PT Kalbe Farma Tbk (Pharmaceuticals)	28,753,500	4,058,338
PT Mitra Adiperkasa Tbk (Multiline Retail)	2,313,300	1,014,941
PT Summarecon Agung Tbk (Real Estate Management & Development)	6,239,500	650,809
PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	6,506,000	1,481,084
Samsonite International SA (Textiles, Apparel & Luxury Goods)	1,351,800	4,488,627
Sands China Ltd. (Hotels, Restaurants & Leisure)	626,944	3,904,808
Sanlam Ltd. (Life & Health Insurance)	493,110	3,116,729
Sberbank of Russia - ADR (Diversified Banks)	251,850	1,891,394
Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	5,298,000	4,228,890
SSI Group, Inc.* (Multiline Retail)	2,480,000	414,623
Sul America SA (Insurance)	388,373	2,063,379
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)	152,613	2,101,458
Tata Motors Ltd. (Automobiles)	394,409	3,442,366
Tencent Holdings Ltd. (Internet Software & Services)	444,900	7,090,955
Turkiye Garanti Bankasi AG (Banks)	600,750	2,346,553
Universal Robina Corp. (Food Products)	1,254,320	5,200,703
Vipshop Holdings Ltd. ADR* (Internet & Catalog Retail)	17,332	3,974,054
Yandex NV* (Internet Software & Services)	38,167	1,092,340

TOTAL COMMON STOCKS (Cost $132,251,346)		147,996,837

Preferred Stock (1.5%)
Itau Unibanco Holding SA (Banks)	158,700	2,354,552

TOTAL PREFERRED STOCK (Cost $2,771,225)		2,354,552

Warrant NM
Minor International Public Co. Ltd.* (Hotels, Restaurants & Leisure)	216,840	–

TOTAL WARRANT (Cost $—)		–

TOTAL INVESTMENTS (Cost $135,022,571) — 95.8%		150,351,389

Other Net Assets (Liabilities) — 4.2%		6,596,924

NET ASSETS — 100.0%		156,948,313

*	Non-income producing security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	October 31, 2014
(Unaudited)

The Emerging Markets Great Consumer Fund invested in the following industries as of October 31, 2014:			The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2014:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Aerospace & Defense	1,559,302	1.0%	Brazil	18,351,892	11.7%
Airlines	3,800,280	2.4%	China	30,195,199	19.2%
Automobiles	6,158,687	3.9%	Greece	1,888,881	1.2%
Banks	9,734,228	6.2%	Hong Kong	18,089,632	11.5%
Diversified Banks	1,891,394	1.2%	India	17,247,284	11.0%
Diversified Consumer Services	1,443,690	0.9%	Indonesia	7,205,172	4.6%
Diversified Telecommunication Services	1,481,084	0.9%	Mexico	8,702,940	5.5%
Food & Staples Retailing	6,633,403	4.2%	Panama	1,091,565	0.7%
Food Products	11,591,300	7.4%	Peru	1,616,440	1.0%
Health Care Providers & Services	4,866,448	3.1%	Philippines	5,615,326	3.6%
Hotels, Restaurants & Leisure	13,864,104	8.8%	Russia	5,756,461	3.7%
Household Durables	1,357,287	0.9%	South Africa	9,350,573	6.0%
Insurance	6,704,656	4.2%	South Korea	16,468,945	10.5%
Internet & Catalog Retail	3,974,054	2.5%	Taiwan	284,005	0.2%
Internet Software & Services	18,908,253	12.0%	Thailand	6,140,521	3.9%
Life & Health Insurance	3,116,729	2.0%	Turkey	2,346,553	1.5%
Media	3,489,274	2.2%	Other Net Assets	6,596,924	4.2%
Multiline Retail	1,429,564	0.9%
Oil & Gas Refining & Marketing	1,455,936	0.9%	Total	156,948,313	100.0%
Personal Products	5,799,648	3.7%
Pharmaceuticals	24,697,899	16.0%
Real Estate Investment Trusts	2,855,381	1.8%
Real Estate Management & Development	2,203,595	1.4%
Road & Rail	174,679	0.1%
Technology Hardware, Storage & Peripherals	3,071,880	2.0%
Textiles, Apparel & Luxury Goods	4,488,627	2.9%
Tobacco	2,413,815	1.5%
Wireless Telecommunication Services	1,186,192	0.8%
Other Net Assets	6,596,924	4.2%

Total	156,948,313	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	October 31, 2014
(Unaudited)

	Shares	Value ($)
Common Stocks (93.5%)
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	49,300	361,877
AIA Group Ltd. (Insurance)	247,600	1,380,895
Alibaba Group Holding Ltd. - ADR* (Internet Software & Services)	11,255	1,109,743
Amorepacific Corp. (Personal Products)	603	1,297,866
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	61,892	1,124,480
Baidu, Inc. - ADR* (Internet Software & Services)	4,408	1,052,498
Brilliance China Automotive Holdings Ltd. (Automobiles)	480,000	829,411
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	780,000	718,152
Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	60,093	702,822
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)	16,254	1,528,661
ITC Ltd. (Tobacco)	130,306	753,884
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	638,000	939,530
Lupin Ltd. (Pharmaceuticals)	44,834	999,755
Luye Pharma Group Ltd.* (Pharmaceuticals)	1,009,000	1,457,247
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)	1,418,200	1,513,588
Naver Corp. (Internet Software & Services)	1,478	1,042,871
ORION Corp. (Food Products)	1,458	1,125,632
PChome Online, Inc. (Internet Software & Services)	8,000	81,144
PT Kalbe Farma Tbk (Pharmaceuticals)	8,775,200	1,238,552
PT Mitra Adiperkasa Tbk (Multiline Retail)	784,600	344,237
PT Summarecon Agung Tbk (Real Estate Management & Development)	1,905,400	198,742
PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	1,869,100	425,499
Samsonite International SA (Textiles, Apparel & Luxury Goods)	412,500	1,369,699
Sands China Ltd. (Hotels, Restaurants & Leisure)	191,537	1,192,954
Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	1,591,000	1,269,944
SSI Group, Inc.* (Multiline Retail)	743,700	124,337
Sun Pharmaceuticals Industries Ltd. (Pharmaceuticals)	46,778	644,126
Tata Motors Ltd. (Automobiles)	120,476	1,051,504
Tencent Holdings Ltd. (Internet Software & Services)	135,900	2,166,015
Universal Robina Corp. (Food Products)	377,090	1,563,503
Vipshop Holdings Ltd. ADR* (Internet & Catalog Retail)	5,319	1,219,594
TOTAL COMMON STOCKS (Cost $24,832,632)		30,828,762

Warrant NM
Minor International Public Co. Ltd.* (Hotels, Restaurants & Leisure)	65,250	–

TOTAL WARRANT (Cost $—)		–

TOTAL INVESTMENTS (Cost $24,832,632) — 93.5%		30,828,762

Other Net Assets (Liabilities) — 6.5%		2,171,207

NET ASSETS — 100.0%		32,999,969

*	Non-income producing security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt

The Asia Great Consumer Fund invested in the following industries as of October 31, 2014:			The Asia Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2014:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Automobiles	1,880,915	5.7%	China	9,214,571	28.0%
Diversified Telecommunication Services	425,499	1.3%	Hong Kong	5,491,111	16.7%
Food Products	2,689,135	8.1%	India	5,276,571	16.0%
Health Care Providers & Services	1,124,480	3.4%	Indonesia	2,207,030	6.7%
Hotels, Restaurants & Leisure	4,235,203	12.8%	Philippines	1,687,840	5.1%
Insurance	1,380,895	4.2%	South Korea	4,995,030	15.1%
Internet & Catalog Retail	1,219,594	3.7%	Taiwan	81,144	0.2%
Internet Software & Services	5,452,271	16.6%	Thailand	1,875,465	5.7%
Multiline Retail	468,574	1.4%	Other Net Assets	2,171,207	6.5%
Personal Products	1,297,866	3.9%
Pharmaceuticals	7,030,598	21.4%	Total	32,999,969	100.0%
Real Estate Management & Development	198,742	0.6%
Technology Hardware, Storage & Peripherals	939,530	2.8%
Textiles, Apparel & Luxury Goods	1,369,699	4.2%
Tobacco	753,884	2.3%
Wireless Telecommunication Services	361,877	1.1%
Other Net Assets	2,171,207	6.5%

Total	32,999,969	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Great Consumer Fund	October 31, 2014
(Unaudited)

	Shares	Value ($)
Common Stocks (97.6%)
Abbott Laboratories (Pharmaceuticals)	5,400	235,386
Abbvie, Inc. (Pharmaceuticals)	4,150	263,358
Alibaba Group Holding Ltd. - ADR* (Internet Software & Services)	2,243	221,160
Amadeus IT Holding SA (IT Services)	9,080	333,355
Anheuser-Busch InBev NV (Beverages)	4,439	490,077
Astellas Pharma., Inc. (Pharmaceuticals)	25,140	380,312
Avago Technologies Ltd. (Semiconductors)	2,700	232,875
Bank of America Corp. (Diversified Financial Services)	23,470	402,745
Bayer AG - Registered Shares (Pharmaceuticals)	2,000	284,307
Biogen Idec, Inc.* (Biotechnology)	740	237,599
Celgene Corp.* (Biotechnology)	2,880	308,419
Comcast Corp. (Media)	4,946	273,761
Compagnie Financiere Richemont AG (Textiles, Apparel & Luxury Goods)	4,150	349,249
CVS Caremark Corp. (Food & Staples Retailing)	3,323	285,147
Deutsche Post AG (Air Freight & Logistics)	9,545	299,657
Gilead Sciences, Inc.* (Biotechnology)	2,555	286,160
Google, Inc., Class A* (Internet Software & Services)	516	293,021
Industria de Diseno Textil SA (Specialty Retail)	10,610	297,994
Japan Tobacco, Inc. (Tobacco)	8,150	273,287
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	5,462	340,064
Mallinckrodt PLC* (Pharmaceuticals)	2,200	202,796
MasterCard, Inc. (IT Services)	5,040	422,100
MetLife, Inc. (Insurance)	5,100	276,624
Microsoft Corp. (Software)	6,547	307,382
Mobileye NV* (Software)	5,395	280,594
NIKE, Inc. (Textiles, Apparel & Luxury Goods)	3,676	341,758
Novartis AG (Pharmaceuticals)	4,300	399,199
Paradise Co. Ltd. (Hotels, Restaurants & Leisure)	8,481	260,716
Pfizer, Inc. (Pharmaceuticals)	7,600	227,620
Priceline Group, Inc.* (Internet & Catalog Retail)	240	289,490
Rakuten, Inc. (Internet & Catalog Retail)	24,458	270,909
Roche Holding AG (Pharmaceuticals)	974	287,269
Sanofi (Pharmaceuticals)	4,250	392,260
Starbucks Corp. (Hotels, Restaurants & Leisure)	4,445	335,864
Tencent Holdings Ltd. (Internet Software & Services)	26,500	422,365
Tesla Motors, Inc.* (Automobiles)	1,218	294,391
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,540	298,628
United Parcel Service, Inc. (Air Freight & Logistics)	3,127	328,054
Visa, Inc. (IT Services)	1,733	418,398
Walt Disney Co. (The) (Media)	3,780	345,417
Wells Fargo & Co. (Banks)	7,783	413,199
Whirlpool Corp. (Household Durables)	1,250	215,063
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	3,205	230,215

TOTAL COMMON STOCKS (Cost $11,631,886)		13,348,244

Rights (NM)
Groupe FNAC SA* (Specialty Retail)	6	29

TOTAL RIGHTS (Cost $—)		29

TOTAL INVESTMENTS (Cost $11,631,886) — 97.6%		13,348,273

Other Net Assets (Liabilities) — 2.4%		322,194

NET ASSETS — 100.0%		13,670,467

*	Non-income producing security
NM	Not meaningful, amount less than .05%
ADR	American Depositary Receipt

The Global Great Consumer Fund invested in the following industries as of October 31, 2014:			The Global Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2014:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Air Freight & Logistics	627,711	4.6%	Belgium	490,077	3.6%
Automobiles	294,391	2.2%	China	643,525	4.7%
Banks	413,199	3.0%	France	392,289	2.9%
Beverages	490,077	3.6%	Germany	583,964	4.3%
Biotechnology	832,178	6.1%	Israel	280,594	2.1%
Diversified Financial Services	402,745	2.9%	Japan	924,508	6.8%
Food & Staples Retailing	285,147	2.1%	Singapore	232,875	1.7%
Hotels, Restaurants & Leisure	1,166,859	8.5%	South Korea	260,716	1.9%
Household Durables	215,063	1.6%	Spain	631,349	4.6%
Insurance	276,624	2.0%	Switzerland	1,035,717	7.5%
Internet & Catalog Retail	560,399	4.1%	United States	7,872,659	57.5%
Internet Software & Services	936,546	6.8%	Other Net Assets	322,194	2.4%
IT Services	1,173,853	8.5%
Life Sciences Tools & Services	298,628	2.2%	Total	13,670,467	100.0%
Media	619,178	4.5%
Pharmaceuticals	2,672,507	19.6%
Semiconductors	232,875	1.7%
Software	587,976	4.3%
Specialty Retail	298,023	2.2%
Textiles, Apparel & Luxury Goods	691,007	5.1%
Tobacco	273,287	2.0%
Other Net Assets	322,194	2.4%

Total	13,670,467	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	October 31, 2014
(Unaudited)

	Shares or Principle Amount ($)	Value ($)
Foreign Bonds† (2.1%)
Brazil — 1.0%
Banco Santander Brasil SA(a), 8.00%, 3/18/16	300,000	117,178

South Africa — 1.1%
Republic of South Africa, Series R207, 7.25%, 1/15/20	1,500,000	136,075

TOTAL FOREIGN BONDS (Cost $288,457)		253,253

Yankee Dollar Bonds (64.8%)
Banco de Credito e Inversiones(a), 4.00%, 2/11/23	250,000	247,593
Banco do Brasil SA, 3.88%, 1/23/17	200,000	207,000
Bharti Airtel International (Netherlands) BV - Registered Shares, 5.13%, 3/11/23	250,000	265,320
Caixa Economica Federal(a), 4.25%, 5/13/19	500,000	505,500
CNPC General Capital Ltd.(a), 2.75%, 4/19/17	200,000	203,808
Croatia Government International Bond - Registered Shares, 6.63%, 7/14/20	250,000	278,595
Development Bank of Kazakhstan - Registered Shares, 5.50%, 12/20/15	250,000	259,375
Embraer Overseas Ltd. - Registered Shares, 5.70%, 9/16/23	100,000	107,875
Eskom Holdings Ltd. - Registered Shares, 5.75%, 1/26/21	200,000	207,540
Halyk Savings Bank of Kazakhstan - Registered Shares, 7.25%, 5/3/17	200,000	213,240
Hungarian Development Bank Ltd. - Registered Shares, 6.25%, 10/21/20	200,000	221,500
Indian Oil Corp. Ltd. - Registered Shares, 5.63%, 8/2/21	400,000	434,850
Magyar Export-Import Bank, 4.00%, 1/30/20	200,000	199,500
Myriad International Holdings BV - Registered Shares, 6.00%, 7/18/20	200,000	218,000
NTPC Ltd., Series E, 4.75%, 10/3/22	250,000	258,828
PT Pertamina(a), 4.88%, 5/3/22	250,000	255,625
Republic of Indonesia(a), 6.75%, 1/15/44	250,000	307,188
Republic of Sri Lanka(a), 5.13%, 4/11/19	200,000	206,760
Republic of Sri Lanka - Registered Shares, 5.88%, 7/25/22	250,000	262,500
Siam Commercial Bank Public Co. Ltd.(a), 3.50%, 4/7/19	500,000	513,485
State Bank of India(a), 3.25%, 4/18/18	300,000	305,193
State Oil Co. of the Azerbaijan Republic, 5.45%, 2/9/17	250,000	262,500
Telefonica Emisiones SAU, 5.46%, 2/16/21	250,000	280,950
Tencent Holdings Ltd. - Registered Shares, 4.63%, 12/12/16	500,000	528,794
Turk EximBank(a), 5.88%, 4/24/19	250,000	266,763
Turkiye Garanti Bankasi AS(a), 4.00%, 9/13/17	250,000	253,750
Woori Bank Co. Ltd.(a), 2.88%, 10/2/18	200,000	205,460
Woori Bank Co. Ltd.(a), 4.75%, 4/30/24	500,000	519,415

TOTAL YANKEE DOLLAR BONDS (Cost $7,650,029)		7,996,907

Corporate Bond (1.0%)
United States — 1.0%
Southern Copper Corp., 7.50%, 7/27/35	100,000	119,348

TOTAL CORPORATE BOND (Cost $100,753)		119,348

Exchange Traded Funds (4.2%)
iShares iBoxx $ High Yield Corporate Bond ETF (Corp/Pref-High Yield)	1,000	92,530
iShares JPMorgan USD Emerging Markets Bond ETF (Corp/Pref-High Yield)	3,000	344,040
SPDR Barclays Capital High Yield Bond ETF (Corp/Pref-High Yield)	2,000	80,720

TOTAL EXCHANGE TRADED FUNDS (Cost $508,339)		517,290

U.S. Treasury Obligations (17.1%)
U.S. Treasury Note, 0.25%, 7/31/15	1,500,000	1,501,524
U.S. Treasury Note, 1.63%, 7/31/19	600,000	601,500

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,100,353)		2,103,024

TOTAL INVESTMENTS (Cost $10,647,931) — 89.2%		10,989,822

Other Net Assets (Liabilities) — 10.8%		1,330,715

NET ASSETS — 100.0%		12,320,537

†	Principal amounts are disclosed in local currency and fair value amounts are disclosed in U.S. Dollars.
(a)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees. At October 31, 2014, the restricted securities represent 31.7% of net assets.

ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipts

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	October 31, 2014
(Unaudited)

The Global Dynamic Bond Fund invested in the following industries as of October 31, 2014:			The Global Dynamic Bond Fund invested in securities with exposure to the following countries as of October 31, 2014:

	Value ($)	% of Net Assets		Value ($)	% of Net Assets
Aerospace & Defense	107,875	0.9%	Azerbaijan	262,500	2.1%
Commercial Banks Non-US	3,087,814	25.2%	Brazil	829,678	6.8%
Corp/Pref-High Yield	517,290	4.2%	Cayman Islands	107,875	0.9%
Electric - Integrated	466,368	3.8%	Chile	247,593	2.0%
Export/Import Bank	466,263	3.7%	China	732,602	5.9%
Internet Application Software	746,794	6.0%	Croatia	278,595	2.3%
Metals & Mining	119,348	1.0%	Hungary	421,000	3.4%
Oil Companies-Integrated	721,933	5.9%	India	998,871	8.0%
Oil Refining & Marketing	434,850	3.4%	Indonesia	562,813	4.6%
Sovereign	3,294,142	26.8%	Kazakhstan	472,615	3.8%
Special Purpose Banks	480,875	3.9%	Netherlands	483,320	3.9%
Telephone-Integrated	546,270	4.4%	South Africa	343,615	2.8%
Other Net Assets	1,330,715	10.8%	South Korea	724,875	5.9%
			Spain	280,950	2.3%
Total	12,320,537	100.0%	Sri Lanka	469,260	3.8%
			Thailand	513,485	4.2%
			Turkey	520,513	4.2%
			United States	2,739,662	22.3%
			Other Net Assets	1,330,715	10.8%

			Total	12,320,537	100.0%

Futures Contracts

Cash of $15,000 has been segregated to cover margin requirements for the following open contracts as of October 31, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Euro-Bobl December Futures	Short	12/9/14	1	160,448	(843)
				160,448	(843)

The monthly average notional amount for futures contracts totaled $142,067 for the period May 1, 2014 through October 31, 2014.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Assets and Liabilities	October 31, 2014
(Unaudited)

	Emerging Markets Fund	Asia Fund	Emerging Markets Great Consumer Fund
Assets:
Investments, at value (Cost $12,961,887, $10,971,148 and $135,022,571)	$14,445,296	$13,036,627	$150,351,389
Foreign currency, at value (Cost $1,949, $1,872 and $74,605 )	1,968	1,872	74,605
Cash equivalents	171,401	657,525	6,507,505
Dividends and interest receivable	493	153	18,196
Receivable for investments sold	50,633	—	2,062,600
Receivable for capital shares issued	—	316,250	1,417,582
Reclaims receivable	497	992	10,444
Receivable from Manager	10,031	16,894	—
Prepaid expenses	17,779	17,676	25,540
Total Assets	14,698,098	14,047,989	160,467,861
Liabilities:
Unrealized depreciation on spot currency contracts	—	—	5,463
Payable for investments purchased	42,897	—	2,605,631
Payable for capital shares redeemed	—	—	35,441
Payable to Manager	—	—	108,293
Accrued foreign taxes	59,472	51,263	464,316
Accrued expenses:
Administration	1,342	1,342	1,342
Distribution	633	461	17,927
Fund accounting	9,112	8,046	9,050
Transfer agent	14,975	14,644	30,923
Custodian	2,713	2,872	9,405
Compliance services	6,360	4,469	43,725
Legal and audit fees	14,348	10,642	92,405
Trustee	—	—	2,122
Other	39,862	31,363	93,505
Total Liabilities	191,714	125,102	3,519,548
Net Assets	$14,506,384	$13,922,887	$156,948,313
Net Assets consist of:
Capital	$14,516,464	$10,229,823	$142,045,766
Accumulated net investment income (loss)	26,881	17,718	(362,984)
Accumulated net realized gains (losses) on investments and foreign currency	(1,460,709)	1,661,517	404,151
Net unrealized appreciation (depreciation) on investments and foreign currency	1,423,748	2,013,829	14,861,380
Net Assets	$14,506,384	$13,922,887	$156,948,313
Net Assets:
Class A	$313,521	$628,582	$23,629,788
Class C	536,428	350,570	16,665,118
Class I	13,656,435	12,943,735	116,653,407
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Class A	30,933	48,908	1,841,161
Class C	54,627	28,103	1,339,442
Class I	1,334,802	995,892	9,007,339
Net Asset Value (redemption price per share):
Class A	$10.14	$12.85	$12.83
Class C	$9.82	$12.47	$12.44
Class I	$10.23	$13.00	$12.95
Maximum Sales Charge:
Class A	5.75%	5.75%	5.75%
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$10.76	$$13.63	$$13.61

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Assets and Liabilities	October 31, 2014
(Unaudited)

	Asia Great Consumer Fund	Global Great Consumer Fund	Global Dynamic Bond Fund
Assets:
Investments, at value (Cost $24,832,632, $11,631,886 and $10,647,931)	$30,828,762	$13,348,273	$10,989,822
Foreign currency, at value (Cost $21,015, $75,650 and $—)	21,015	71,607	—
Cash equivalents	2,014,329	449,114	1,261,777
Segregated cash	—	—	15,000
Unrealized appreciation on spot currency contracts	—	314	—
Dividends and interest receivable	40	8,542	91,311
Receivable for investments sold	63,057	—	—
Receivable for capital shares issued	1,016,708	—	—
Reclaims receivable	13,281	9,489	—
Receivable from Manager	—	6,313	7,166
Prepaid expenses	18,435	8,761	319
Total Assets	33,975,627	13,902,413	12,365,395
Liabilities:
Foreign currency, at value (cost $3,700)	—	—	3,598
Unrealized depreciation on spot currency contracts	769	—	—
Payable for investments purchased	742,202	161,972	—
Payable for capital shares redeemed	6,872	5,307	—
Payable to Manager	8,563	—	—
Variation margin on futures contracts	—	—	100
Accrued foreign taxes	117,159	—	—
Accrued expenses:
Administration	1,342	1,342	1,342
Distribution	2,131	901	661
Fund accounting	6,104	2,869	1,490
Transfer agent	15,091	14,812	14,360
Custodian	2,796	829	409
Compliance services	6,618	6,295	5,604
Legal and audit fees	15,359	14,585	10,981
Trustee	835	—	—
Other	49,817	23,034	6,313
Total Liabilities	975,658	231,946	44,858
Net Assets	$32,999,969	$13,670,467	$12,320,537
Net Assets consist of:
Capital	$26,666,388	$10,549,831	$12,053,564
Accumulated net investment income (loss)	(86,544)	17,986	21,465
Accumulated net realized gains (losses) on investments and foreign currency	546,723	1,390,779	(95,649)
Net unrealized appreciation (depreciation) on investments and foreign currency	5,873,402	1,711,871	341,157
Net Assets	$32,999,969	$13,670,467	$12,320,537
Net Assets:
Class A	$1,966,314	$1,061,596	$564,892
Class C	2,113,489	833,783	638,727
Class I	28,920,166	11,775,088	11,116,918
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Class A	148,477	74,536	54,843
Class C	164,623	59,750	62,185
Class I	2,165,246	822,760	1,078,373
Net Asset Value (redemption price per share):
Class A	$13.24	$14.24	$10.30
Class C	$12.84	$13.95	$10.27
Class I	$13.36	$14.31	$10.31
Maximum Sales Charge:
Class A	5.75%	5.75%	4.50%
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$14.05	$15.11	$10.79

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Operations	For the period ended October 31, 2014
(Unaudited)

	Emerging Markets Fund	Asia Fund	Emerging Markets Great Consumer Fund
Investment Income:
Dividend income	$222,590	$167,511	$1,042,882
Foreign tax withholding	(16,886)	(8,993)	(84,900)
Total Investment Income	205,704	158,518	957,982
Expenses:
Manager fees	93,553	68,937	724,486
Administration fees	35,288	35,288	35,288
Distribution fees - Class A	1,326	1,711	39,331
Distribution fees - Class C	4,446	3,097	74,573
Fund accounting fees	30,969	30,253	29,622
Transfer agent fees	3,536	1,955	81,865
Class A	8,746	8,746	8,746
Class C	8,746	8,746	8,746
Class I	8,746	8,746	8,746
Custodian fees	13,374	15,084	46,094
Compliance services fees	5,163	4,003	36,222
Trustee fees	9,549	7,501	68,690
Legal and audit fees	18,005	14,504	122,923
State registration and filing fees	16,072	16,062	20,089
Other	40,497	31,719	97,336
Total Expenses before fee reductions	298,016	256,352	1,402,757
Waivers and/or reimbursements from the Manager	(159,631)	(151,166)	(223,442)
Total Net Expenses	138,385	105,186	1,179,315
Net Investment Income (Loss)	67,319	53,332	(221,333)
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments and foreign currency transactions	730,444	1,193,891	1,954,714
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	243,358	379,817	9,111,871
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	973,802	1,573,708	11,066,585
Change in Net Assets Resulting From Operations	$1,041,121	$1,627,040	$10,845,252

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Operations	For the period ended October 31, 2014
(Unaudited)

	Asia Great Consumer Fund	Global Great Consumer Fund	Global Dynamic Bond Fund
Investment Income:
Dividend income	$152,299	$147,844	$41,976
Interest Income	—	—	173,213
Foreign tax withholding	(9,613)	(13,734)	874
Total Investment Income	142,686	134,110	216,063
Expenses:
Manager fees	128,274	71,473	43,131
Administration fees	35,288	35,288	35,288
Distribution fees Class - A	2,572	1,312	707
Distribution fees Class - C	8,930	4,178	3,060
Fund accounting fees	27,022	25,592	19,218
Transfer agent fees	4,574	2,487	377
Class A	8,746	8,746	8,746
Class C	8,746	8,746	8,746
Class I	8,746	8,746	8,746
Custodian fees	15,888	4,574	1,909
Compliance services fees	6,470	4,798	4,224
Trustee fees	12,349	8,928	7,859
Legal and audit fees	23,413	17,018	13,511
State registration and filing fees	15,341	3,919	367
Other	52,171	19,365	3,617
Total Expenses before fee reductions	358,530	225,170	159,506
Waivers and/or reimbursements from the Manager	(152,884)	(109,046)	(96,034)
Total Net Expenses	205,646	116,124	63,472
Net Investment Income (Loss)	(62,960)	17,986	152,591
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments and foreign currency transactions	915,389	602,037	53,131
Net realized gains (losses) on futures contracts	—	—	(4,327)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	2,989,197	(422,615)	114,950
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	3,904,586	179,422	163,754
Change in Net Assets Resulting From Operations	$3,841,626	$197,408	$316,345

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Changes in Net Assets

	Emerging Markets Fund		Asia Fund
	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014
From Investment Activities:
Operations:
Net investment income (loss)	$67,319	$10,801	$53,332	$(23,462)
Net realized gains (losses) on investments and foreign currency transactions	730,444	334,909	1,193,891	834,622
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	243,358	(463,206)	379,817	131,234
Change in net assets resulting from operations	1,041,121	(117,496)	1,627,040	942,394
Distribution to Shareholders From:
Net investment income
Class I	—	(13,439)	—	—
Net realized gains on investments
Class A	—	—	—	(21,010)
Class C	—	—	—	(7,963)
Class I	—	—	—	(126,420)
Change in net assets from distributions	—	(13,439)	—	(155,393)
Change in net assets from capital transactions	(2,893,343)	454,628	(528,650)	208,431
Change in net assets	(1,852,222)	323,693	1,098,390	995,432
Net Assets:
Beginning of period	16,358,606	16,034,913	12,824,497	11,829,065
End of period	$14,506,384	$16,358,606	$13,922,887	$12,824,497
Accumulated net investment income (loss)	$26,881	$(40,438)	$17,718	$(35,614)
Capital Transactions:
Class A
Proceeds from shares issued	$87,207	$935,630	$249,690	$211,192
Dividends reinvested	—	—	—	19,224
Cost of shares redeemed	(1,129,563)	(900,893)	(1,579,331)	(111,015)
Redemption fees	—	776	4	84
Class C
Proceeds from shares issued	221,996	305,403	71,600	14,510
Dividends reinvested	—	—	—	7,963
Cost of shares redeemed	(564,934)	(2,928)	(366,967)	(61,823)
Redemption fees	359	—	—	—
Class I
Proceeds from shares issued	2,552,286	996,638	2,728,517	1,957
Dividends reinvested	—	9,974	—	126,339
Cost of shares redeemed	(4,060,694)	(889,972)	(1,632,163)	—
Redemption fess	—	—	—	—
Change in net assets resulting from capital transactions	$(2,893,343)	$454,628	$(528,650)	$208,431
Share Transactions:
Class A
Issued	8,525	100,049	19,716	19,476
Reinvested	—	—	—	1,730
Redeemed	(111,948)	(95,399)	(126,564)	(10,759)
Class C
Issued	22,704	33,077	5,939	1,329
Reinvested	—	—	—	733
Redeemed	(58,634)	(318)	(30,403)	(5,933)
Class I
Issued	252,464	104,594	214,547	177
Reinvested	—	1,038	—	11,260
Redeemed	(400,725)	(92,698)	(129,129)	—
Change in shares	(287,614)	50,343	(45,894)	18,013

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Changes in Net Assets

	Emerging Markets Great Consumer Fund		Asia Great Consumer Fund
	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014
From Investment Activities:
Operations:
Net investment income (loss)	$(221,333)	$(286,663)	$(62,960)	$(44,609)
Net realized gains (losses) on investments and foreign currency transactions	1,954,714	(620,282)	915,389	1,205,252
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	9,111,871	(393,840)	2,989,197	(929,431)
Change in net assets resulting from operations	10,845,252	(1,300,785)	3,841,626	231,212
Change in net assets from capital transactions	35,380,679	68,554,723	7,652,597	5,545,558
Change in net assets	46,225,931	67,253,938	11,494,223	5,776,770
Net Assets:
Beginning of period	110,722,382	43,468,444	21,505,746	15,728,976
End of period	$156,948,313	$110,722,382	$32,999,969	$21,505,746
Accumulated net investment income (loss)	$(362,984)	$(141,651)	$(86,544)	$(23,584)
Capital Transactions:
Class A
Proceeds from shares issued	$8,989,875	$52,493,448	$583,301	$2,441,895
Cost of shares redeemed	(27,882,661)	(27,744,611)	(841,710)	(2,290,318)
Redemption fees	3,154	19,411	189	983
Class C
Proceeds from shares issued	4,484,512	8,831,756	517,752	957,679
Cost of shares redeemed	(2,073,054)	(876,014)	(192,091)	(10,460)
Redemption fees	499	85	—	21
Class I
Proceeds from shares issued	62,012,444	43,956,900	9,046,687	5,329,812
Cost of shares redeemed	(10,154,090)	(8,129,086)	(1,461,531)	(884,054)
Redemption fees	—	2,834	—	—
Change in net assets resulting from capital transactions	$35,380,679	$68,554,723	$7,652,597	$5,545,558
Share Transactions:
Class A
Issued	717,681	4,482,005	45,959	225,928
Redeemed	(2,192,180)	(2,388,827)	(66,574)	(209,739)
Class C
Issued	366,341	765,635	42,128	87,432
Redeemed	(173,179)	(77,752)	(16,506)	(989)
Class I
Issued	4,855,883	3,740,282	691,622	474,308
Reinvested	(796,473)	(700,146)	(113,319)	(79,796)
Change in shares	2,778,073	5,821,197	583,310	497,144

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Changes in Net Assets

	Global Great Consumer Fund		Global Dynamic Bond Fund
	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014	Six Months Ended October 31, 2014 (unaudited)	Year Ended April 30, 2014
From Investment Activities:
Operations:
Net investment income (loss)	$17,986	$(69,967)	$152,591	$324,763
Net realized gains (losses) on investments and foreign currency transactions	602,037	879,985	48,804	(181,574)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	(422,615)	947,076	114,950	(219,159)
Change in net assets resulting from operations	197,408	1,757,094	316,345	(75,970)
Distributions to Shareholders From:
Net investment income
Class A	—	—	(6,392)	(9,815)
Class C	—	—	(4,735)	(6,426)
Class I	—	—	(151,230)	(250,565)
Net realized gains on investments
Class A	—	(6,581)	—	(4,252)
Class C	—	(4,358)	—	(4,468)
Class I	—	(72,075)	—	(97,514)
Change in net assets from distributions	—	(83,014)	(162,357)	(373,040)
Change in net assets from capital transactions	(1,327,068)	4,423,651	(897,154)	(714,927)
Change in net assets	(1,129,660)	6,097,731	(743,166)	(1,163,937)
Net Assets:
Beginning of period	14,800,127	8,702,396	13,063,703	14,227,640
End of period	$13,670,467	$14,800,127	$12,320,537	$13,063,703
Accumulated net investment income (loss)	$17,986	$—	$21,465	$31,231
Capital Transactions:
Class A
Proceeds from shares issued	$67,567	$423,513	$—	$16,238
Dividends reinvested	—	6,581	6,372	14,067
Cost of shares redeemed	(9,446)	(290,621)	—	—
Redemption fees	—	—	—	—
Class C
Proceeds from shares issued	24,801	68,388	59,352	8,089
Dividends reinvested	—	4,358	4,683	10,894
Redemption fees	—	—	—	—
Class I
Proceeds from shares issued	234,210	8,152,590	17,521	116,381
Dividends reinvested	—	30,601	119,525	277,227
Cost of shares redeemed	(1,644,200)	(3,971,839)	(1,104,607)	(1,158,626)
Redemption fees	—	80	—	803
Change in net assets resulting from capital transactions	$(1,327,068)	$4,423,651	$(897,154)	$(714,927)
Share Transactions:
Class A
Issued	4,708	31,848	—	1,621
Reinvested	—	454	618	1,397
Redeemed	(683)	(20,264)	—	—
Class C
Issued	1,794	4,950	5,796	807
Reinvested	—	305	455	1,086
Class I
Issued	16,221	554,066	1,701	11,560
Reinvested	—	2,106	11,587	27,518
Redeemed	(116,562)	(273,323)	(107,657)	(115,136)
Change in shares	(94,522)	300,142	(87,500)	(71,147)

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Financial Highlights FOR THE PERIODS INDICATED	Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From								Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income Loss		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains From Investments		Total Distributions		Net Asset Value, End of Period	Total Return (excludes sales charge)(a)	Ratio of Net Expenses to Average Net Assets(b)		Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Gross Expenses to Average Net Assets(b)	Net Assets at End of Period (000's)	Portfolio Turnover(a),(c)
Emerging Markets Fund
Class A
Six Months Ended October 31, 2014 (unaudited)	$9.52	0.04	(d)	0.58	0.62	—		—		—		$10.14	6.51%	1.75%	(h)	0.87%	5.08%	$314	57%
Year Ended April 30, 2014	$9.62	(0.02)		(0.08)	(0.10)	—		—		—		$9.52	(1.04)%	1.78%	(e)	(0.15)%	4.45%	$1,279	77%
Year Ended April 30, 2013	$9.35	0.03		0.24	0.27	—		—		—		$9.62	2.89%	1.85%		0.32%	5.30%	$1,247	165%
Year Ended April 30, 2012	$11.36	(0.01)	(d)	(1.64)	(1.65)	—		(0.36)		(0.36)		$9.35	(14.00)%	1.85%		(0.13)%	6.82%	$1,136	262%
September 24, 2010(e) through April 30, 2011	$10.00	(0.04)		1.43	1.39	—		(0.03)		(0.03)		$11.36	13.94%	1.85%		(0.65)%	8.06%	$583	172%
Class C
Six Months Ended October 31, 2014 (unaudited)	$9.26	(0.01)	(d)	0.57	0.56	—		—		—		$9.82	6.05%	2.49%	(h)	(0.14)%	5.94%	$536	57%
Year Ended April 30, 2014	$9.43	(0.07)		(0.10)	(0.17)	—		—		—		$9.26	(1.80)%	2.53%	(e)	(0.90)%	6.53%	$839	77%
Year Ended April 30, 2013	$9.23	(0.05)		0.25	0.20	—		—		—		$9.43	2.17%	2.60%		(0.32)%	7.39%	$545	165%
Year Ended April 30, 2012	$11.31	(0.08)	(d)	(1.64)	(1.72)	—		(0.36)		(0.36)		$9.23	(14.70)%	2.60%		(0.88)%	7.32%	$797	262%
September 24, 2010(e) through April 30, 2011	$10.00	(0.08)		1.42	1.34	—		(0.03)		(0.03)		$11.31	13.44%	2.60%		(1.38)%	8.75%	$639	172%
Class I
Six Months Ended October 31, 2014 (unaudited)	$9.60	0.04	(d)	0.59	0.63	—		—		—		$10.23	6.56%	1.49%	(h)	0.80%	3.09%	$13,656	57%
Year Ended April 30, 2014	$9.69	0.02		(0.10)	(0.08)	(0.01)		—		(0.01)		$9.60	(0.83)%	1.53%	(e)	0.14%	3.09%	$14,240	77%
Year Ended April 30, 2013	$9.39	0.06		0.24	0.30	—		—		—		$9.69	3.19%	1.60%		0.59%	3.60%	$14,243	165%
Year Ended April 30, 2012	$11.39	0.01	(d)	(1.65)	(1.64)	—	(g)	(0.36)		(0.36)		$9.39	(13.85)%	1.60%		0.15%	4.31%	$16,484	262%
September 24, 2010(e) through April 30, 2011	$10.00	(0.02)		1.44	1.42	—		(0.03)		(0.03)		$11.39	14.24%	1.60%		(0.37)%	4.64%	$16,488	172%
Asia Fund
Class A
Six Months Ended October 31, 2014 (unaudited)	$11.38	0.07	(d)	1.40	1.47	—		—		—		$12.85	12.92%	1.70%		1.15%	5.26%	$629	56%
Year Ended April 30, 2014	$10.68	(0.03)		0.87	0.84	—		(0.14)		(0.14)		$11.38	7.90%	1.73%	(e)	(0.36)%	4.60%	$1,772	88%
Year Ended April 30, 2013	$9.59	—	(g)	1.09	1.09	—		—		—		$10.68	11.37%	1.80%		(0.29)%	5.42%	$1,552	173%
Year Ended April 30, 2012	$11.04	(0.07)	(d)	(1.38)	(1.45)	—		—	(g)	—	(g)	$9.59	(13.12)%	1.80%		(0.75)%	8.38%	$828	322%
September 24, 2010(e) through April 30, 2011	$10.00	(0.06)		1.11	1.05	—		(0.01)		(0.01)		$11.04	10.46%	1.80%		(0.94)%	8.43%	$561	194%
Class C
Six Months Ended October 31, 2014 (unaudited)	$11.08	(0.01)	(d)	1.40	1.39	—		—		—		$12.47	12.55%	2.45%		(0.09)%	7.12%	$351	56%
Year Ended April 30, 2014	$10.49	(0.13)		0.86	0.73	—		(0.14)		(0.14)		$11.08	6.99%	2.48%	(e)	(1.11)%	7.22%	$583	88%
Year Ended April 30, 2013	$9.49	(0.09)		1.09	1.00	—		—		—		$10.49	10.54%	2.55%		(0.91)%	8.03%	$592	173%
Year Ended April 30, 2012	$11.00	(0.14)	(d)	(1.37)	(1.51)	—		—	(g)	—	(g)	$9.49	(13.71)%	2.55%		(1.47)%	9.43%	$536	322%
September 24, 2010(e) through April 30, 2011	$10.00	(0.10)		1.11	1.01	—		(0.01)		(0.01)		$11.00	10.06%	2.55%		(1.69)%	9.18%	$556	194%
Class I
Six Months Ended October 31, 2014 (unaudited)	$11.50	0.05	(d)	1.45	1.50	—		—		—		$13.00	13.04%	1.45%		0.78%	3.36%	$12,944	56%
Year Ended April 30, 2014	$10.77	(0.01)		0.88	0.87	—		(0.14)		(0.14)		$11.50	8.12%	1.48%	(e)	(0.11)%	3.46%	$10,470	88%
Year Ended April 30, 2013	$9.64	(0.01)		1.14	1.13	—		—		—		$10.77	11.72%	1.55%		0.13%	3.96%	$9,685	173%
Year Ended April 30, 2012	$11.07	(0.04)	(d)	(1.39)	(1.43)	—		—	(g)	—	(g)	$9.64	(12.91)%	1.55%		(0.47)%	4.90%	$11,607	322%
September 24, 2010(e) through April 30, 2011	$10.00	(0.04)		1.12	1.08	—		(0.01)		(0.01)		$11.07	10.76%	1.55%		(0.65)%	4.89%	$11,151	194%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Calculated using the average shares method.
(e)	The net expense ratio shown for the period is the blended ratio of the expense limitation in effect as of August 28, 2013 and the higher limit in effect prior to that date.
(f)	Commencement of operations.
(g)	Amount is less than $0.005.
(h)

The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2014 and the higher limit in effect prior to that date. See Note 4 to the financial statements for additional discussion.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Financial Highlights FOR THE PERIODS INDICATED	Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income Loss		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(a)	Ratio of Net Expenses to Average Net Assets(b)		Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Gross Expenses to Average Net Assets(b)	Net Assets at End of Period (000's)	Portfolio Turnover(a),(c)
Emerging Markets Great Consumer Fund
Class A
Six Months Ended October 31, 2014 (unaudited)	$11.76	(0.01)	(d)	1.08	1.07	—	—	—	$12.83	9.10%	1.81%	(g)	(0.19)%	2.23%	$23,630	34%
Year Ended April 30, 2014	$12.11	(0.03)		(0.32)	(0.35)	—	—	—	$11.76	(2.89)%	1.85%		(0.51)%	2.53%	$38,988	29%
Year Ended April 30, 2013	$10.71	(0.05)	(d)	1.45	1.40	—	—	—	$12.11	13.07%	1.85%		(0.47)%	3.67%	$14,799	56%
Year Ended April 30, 2012	$11.95	(0.04)	(d)	(0.84)	(0.88)	—	(0.36)	(0.36)	$10.71	(6.61)%	1.85%		(0.43)%	6.84%	$1,965	110%
November 4, 2010(e) through April 30, 2011	$11.00	(0.04)		0.99	0.95	—	—	—	$11.95	8.64%	1.85%		(0.75)%	8.44%	$546	138%
Class C
Six Months Ended October 31, 2014 (unaudited)	$11.44	(0.07)	(d)	1.07	1.00	—	—	—	$12.44	8.74%	2.54%	(g)	(1.14)%	2.95%	$16,665	34%
Year Ended April 30, 2014	$11.87	(0.08)		(0.35)	(0.43)	—	—	—	$11.44	(3.62)%	2.60%		(1.17)%	3.43%	$13,112	29%
Year Ended April 30, 2012	$10.58	(0.13)	(d)	1.42	1.29	—	—	—	$11.87	12.19%	2.60%		(1.19)%	5.06%	$5,441	56%
Year Ended April 30, 2013	$11.91	(0.12)	(d)	(0.85)	(0.97)	—	(0.36)	(0.36)	$10.58	(7.40)%	2.60%		(1.18)%	8.20%	$846	110%
November 4, 2010(e) through April 30, 2011	$11.00	(0.07)		0.98	0.91	—	—	—	$11.91	8.27%	2.60%		(1.47)%	9.11%	$611	138%
Class I
Six Months Ended October 31, 2014 (unaudited)	$11.85	(0.01)	(d)	1.11	1.10	—	—	—	$12.95	9.28%	1.53%	(g)	(0.23)%	1.81%	$116,653	34%
Year Ended April 30, 2014	$12.18	0.02		(0.35)	(0.33)	—	—	—	$11.85	(2.71)%	1.60%		(0.05)%	2.30%	$58,622	29%
Year Ended April 30, 2013	$10.75	(0.02)	(d)	1.45	1.43	—	—	—	$12.18	13.30%	1.60%		(0.15)%	3.36%	$23,229	56%
Year Ended April 30, 2012	$11.96	(0.02)	(d)	(0.83)	(0.85)	—	(0.36)	(0.36)	$10.75	(6.35)%	1.60%		(0.20)%	4.24%	$14,512	110%
September 24, 2010(e) through April 30, 2011	$10.00	(0.03)		1.99	1.96	—	—	—	$11.96	19.60%	1.60%		(0.62)%	4.70%	$16,289	138%
Asia Great Consumer Fund
Class A
Six Months Ended October 31, 2014 (unaudited)	$11.30	(0.03)	(d)	1.97	1.94	—	—	—	$13.24	17.17%	1.76%	(g)	(0.56)%	3.70%	$1,966	28%
Year Ended April 30, 2014	$11.21	(0.07)	(d)	0.16	0.09	—	—	—	$11.30	0.80%	1.80%		(0.65)%	3.85%	$1,910	35%
Year Ended April 30, 2013	$9.56	(0.08)	(d)	1.73	1.65	—	—	—	$11.21	17.26%	1.80%		(0.85)%	5.38%	$1,714	77%
Year Ended April 30, 2012	$10.24	(0.09)		(0.59)	(0.68)	—	—	—	$9.56	(6.64)%	1.80%		(0.81)%	7.38%	$478	205%
November 4, 2010(e) through April 30, 2011	$10.62	(0.06)		(0.32)	(0.38)	—	—	—	$10.24	(3.58)%	1.80%		(1.38)%	8.55%	$535	238%
Class C
Six Months Ended October 31, 2014 (unaudited)	$10.99	(0.09)	(d)	1.94	1.85	—	—	—	$12.84	16.83%	2.51%	(g)	(1.39)%	4.48%	$2,113	28%
Year Ended April 30, 2014	$10.99	(0.13)	(d)	0.13	— (f)	—	—	—	$10.99	0.00%	2.55%		(1.18)%	5.61%	$1,528	35%
Year Ended April 30, 2013	$9.46	(0.15)	(d)	1.68	1.53	—	—	—	$10.99	16.17%	2.55%		(1.59)%	8.15%	$578	77%
Year Ended April 30, 2012	$10.20	(0.14)		(0.60)	(0.74)	—	—	—	$9.46	(7.25)%	2.55%		(1.57)%	9.21%	$445	205%
November 4, 2010(e) through April 30, 2011	$10.62	(0.10)		(0.32)	(0.42)	—	—	—	$10.20	(3.95)%	2.55%		(2.13)%	9.32%	$480	238%
Class I
Six Months Ended October 31, 2014 (unaudited)	$11.38	(0.03)	(d)	2.01	1.98	—	—	—	$13.36	17.40%	1.51%	(g)	(0.41)%	2.56%	$28,920	28%
Year Ended April 30, 2014	$11.27	(0.01)	(d)	0.12	0.11	—	—	—	$11.38	0.98%	1.55%		(0.13)%	2.98%	$18,067	35%
Year Ended April 30, 2013	$9.60	(0.06)	(d)	1.73	1.67	—	—	—	$11.27	17.40%	1.55%		(0.61)%	3.57%	$13,438	77%
Year Ended April 30, 2012	$10.25	(0.06)		(0.59)	(0.65)	—	—	—	$9.60	(6.34)%	1.55%		(0.57)%	4.20%	$14,056	205%
September 24, 2010(e) through April 30, 2011	$10.00	(0.05)		0.30	0.25	—	—	—	$10.25	2.50%	1.55%		(1.13)%	4.57%	$16,068	238%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Calculated using the average shares method.
(e)	Commencement of operations.
(f)	Amount is less than $0.005.
(g)

The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2014 and the higher limit in effect prior to that date. See Note 4 to the financial statements for additional discussion.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Financial Highlights FOR THE PERIODS INDICATED	Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income Loss		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(a)	Ratio of Net Expenses to Average Net Assets(b)		Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Gross Expenses to Average Net Assets(b)	Net Assets at End of Period (000's)	Portfolio Turnover(a),(c)
Global Great Consumer Fund
Class A
Six Months Ended October 31, 2014 (unaudited)	$14.04	—	(d) (e)	0.20	0.20	—		—	—	$14.24	1.42%	1.72%	(h)	0.02%	4.47%	$1,062	31%
Year Ended April 30, 2014	$11.58	(0.11)	(e)	2.65	2.54	—		(0.08)	(0.08)	$14.04	21.92%	1.75%		(0.82)%	4.97%	$990	38%
Year Ended April 30, 2013	$11.56	(0.02)		0.19	0.17	—	(d)	(0.15)	(0.15)	$11.58	1.63%	1.78%	(f)	(0.27)%	6.70%	$677	108%
January 31, 2012(e) through April 30, 2012	$10.00	(0.01)		1.57	1.56	—		—	—	$11.56	15.60%	1.85%		(0.52)%	8.13%	$578	26%
Class C
Six Months Ended October 31, 2014 (unaudited)	$13.81	(0.05)	(e)	0.19	0.14	—		—	—	$13.95	1.01%	2.47%	(h)	(0.71)%	5.66%	$834	31%
Year Ended April 30, 2014	$11.47	(0.19)	(e)	2.61	2.42	—		(0.08)	(0.08)	$13.81	21.08%	2.50%		(1.53)%	6.40%	$800	38%
Year Ended April 30, 2013	$11.53	(0.10)		0.19	0.09	—		(0.15)	(0.15)	$11.47	0.90%	2.53%	(f)	(1.00)%	7.62%	$605	108%
January 31, 2012(e) through April 30, 2012	$10.00	(0.03)		1.56	1.53	—		—	—	$11.53	15.30%	2.60%		(1.27)%	8.89%	$577	26%
Class I
Six Months Ended October 31, 2014 (unaudited)	$14.09	0.02	(e)	0.20	0.22	—		—	—	$14.31	1.56%	1.47%	(h)	0.32%	2.71%	$11,775	31%
Year Ended April 30, 2014	$11.59	(0.05)	(e)	2.63	2.58	—		(0.08)	(0.08)	$14.09	22.25%	1.50%		(0.55)%	3.14%	$13,009	38%
Year Ended April 30, 2013	$11.56	0.03		0.18	0.21	(0.03)		(0.15)	(0.18)	$11.59	1.93%	1.54%	(f)	(0.01)%	3.65%	$7,421	108%
January 31, 2012(e) through April 30, 2012	$10.00	(0.01)		1.57	1.56	—		—	—	$11.56	15.60%	1.60%		(0.27)%	4.93%	$8,094	26%
Global Dynamic Bond Fund
Class A
Six Months Ended October 31, 2014 (unaudited)	$10.18	0.11	(e)	0.13	0.24	(0.12)		—	(0.12)	$10.30	2.34%	1.15%		2.11%	5.29%	$565	34%
Year Ended April 30, 2014	$10.50	0.23	(e)	(0.28)	(0.05)	(0.19)		(0.08)	(0.27)	$10.18	(0.43)%	1.15%		2.28%	5.80%	$552	137%
Year Ended April 30, 2013	$9.98	0.25	(e)	0.49	0.74	(0.20)		(0.02)	(0.22)	$10.50	7.44%	1.18%	(f)	2.40%	6.33%	$538	128%
February 29, 2012(e) through April 30, 2012	$10.00	0.04		(0.03)	0.01	(0.03)		—	(0.03)	$9.98	0.09%	1.25%		2.22%	8.32%	$500	18%
Class C
Six Months Ended October 31, 2014 (unaudited)	$10.15	0.07	(e)	0.13	0.20	(0.08)		—	(0.08)	$10.27	1.97%	1.90%		1.36%	5.80%	$639	34%
Year Ended April 30, 2014	$10.48	0.15	(e)	(0.28)	(0.13)	(0.12)		(0.08)	(0.20)	$10.15	(1.21)%	1.90%		1.53%	6.41%	$568	137%
Year Ended April 30, 2013	$9.98	0.17	(e)	0.49	0.66	(0.14)		(0.02)	(0.16)	$10.48	6.62%	1.93%	(f)	1.65%	7.05%	$566	128%
February 29, 2012(e) through April 30, 2012	$10.00	0.03		(0.03)	—	(0.02)		—	(0.02)	$9.98	(0.01)%	2.00%		1.47%	9.08%	$500	18%
Class I
Six Months Ended October 31, 2014 (unaudited)	$10.18	0.12	(e)	0.14	0.26	(0.13)		—	(0.13)	$10.31	2.56%	0.90%		2.36%	2.10%	$11,117	34%
Year Ended April 30, 2014	$10.51	0.25	(e)	(0.29)	(0.04)	(0.21)		(0.08)	(0.29)	$10.18	(0.28)%	0.90%		2.52%	2.42%	$11,944	137%
Year Ended April 30, 2013	$9.98	0.27	(e)	0.50	0.77	(0.22)		(0.02)	(0.24)	$10.51	7.74%	0.93%	(f)	2.64%	2.88%	$13,124	128%
February 29, 2012(e) through April 30, 2012	$10.00	0.04		(0.03)	0.01	(0.03)		—	(0.03)	$9.98	0.13%	1.00%		2.47%	4.82%	$10,006	18%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Amount is less than $0.005.
(e)	Calculated using the average shares method.
(f)	The net expense ratio shown for the period is the blended ratio of the expense limitation in effect as of August 28, 2013 and the higher limit in effect prior to that date.
(g)	Commencement of operations.
(h)

The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2014 and the higher limit in effect prior to that date. See Note 4 to the financial statements for additional discussion.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2014
(Unaudited)

1.  Organization

Mirae Asset Discovery Funds (the "Trust") is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). As of October 31, 2014, the Trust is comprised of the following six funds: Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund, Asia Great Consumer Fund, Global Great Consumer Fund and Global Dynamic Bond Fund. Each may be referred to individually as a "Fund" and collectively as the "Funds."

The Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund, Asia Great Consumer Fund and Global Great Consumer Fund are each classified as diversified under the 1940 Act. The Global Dynamic Bond Fund is classified as non-diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% (4.50% for Class A Shares of Global Dynamic Bond Fund) as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, the Trust expects any risk of loss to be remote.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Actual results could differ from these estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the U.S. market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, "fair value" of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).

Fixed-income securities, other than U.S. Government and agency securities, are generally valued by using valuation methodologies from an independent pricing service. Such services typically utilize multiple sources in an effort to obtain market color, that includes but is not limited to, observed transactions, credit quality information, perceived market movements, news, and other relevant information. These sources become the building blocks for establishing an effective modeling application, otherwise known as "matrix pricing." U.S. Government and agency securities are valued at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within 60 days may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In the absence of available quotations fixed income securities will be priced at fair value determined in accordance with fair value procedures approved by the Board.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

The Funds may invest in American Depositary Receipts ("ADRs") as well as other "hybrid" forms of depositary receipts, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2014
(Unaudited)

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Futures contracts are generally valued at the daily quoted settlement prices established by the exchange on which they are traded.

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the "Manager") determines that the closing market prices do not represent the securities' current value because of an intervening "significant event") will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security's trading has been halted or suspended, when the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be "fair valued" by an independent pricing service or by the Manager's Valuation Committee, in accordance with a valuation policy approved by the Board, to take those factors into account.

Each Fund uses fair value pricing to seek to ensure that such Fund's net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security's valuation may differ depending on the method used for determining value. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's net asset value by short term traders.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

•

Level 1 — quoted prices in active markets for identical assets

•

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investment)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds (including foreign equity securities), rights and futures contracts are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Fixed-income securities (including foreign bonds) are generally categorized as Level 2 securities in the fair value hierarchy.

A summary of the valuations as of October 31, 2014, based upon the three levels defined above, are identified below while the detailed industry classifications are disclosed on the Schedule of Portfolio Investments of each Fund.

	Level 1	Level 2		Level 3	Total Investments
Emerging Markets Fund
Common Stocks*	$14,187,141	$–		$–	$14,187,141
Preferred Stock*	258,155	–		–	258,155
Warrant	–	–	^		–
Total Investments	$14,445,296	$–	^	$–	$14,445,296

Asia Fund
Common Stocks*	$13,036,627	$–		$–	$13,036,627
Warrant	–	–	^	–	–
Total Investments	$13,036,627	$–	^	$–	$13,036,627

Emerging Markets Great Consumer Fund
Common Stocks*	$147,996,837	$–		$–	$147,996,837
Preferred Stock*	2,354,552	–		–	2,354,552
Warrant	–	–	^	–	–
Total Investments	$150,351,389	$–	^	$–	$150,351,389

Asia Great Consumer Fund
Common Stocks*	$30,828,762	$–		$–	$30,828,762
Warrant	–	–	^	–	–
Total Investments	$30,828,762	$–	^	$–	$30,828,762

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2014
(Unaudited)

	Level 1	Level 2	Level 3	Total Investments
Global Great Consumer Fund
Common Stocks*	$13,348,244	$–	$–	$13,348,244
Rights	29	–	–	29
Total Investments	$13,348,273	$–	$–	$13,348,273

Global Dynamic Bond Fund
Corporate Bond	$–	$119,348	$–	$119,348
Exchange Traded Funds	517,290	–	–	517,290
Foreign Bonds	–	253,253	–	253,253
U.S. Treasury Obligations	–	2,103,024	–	2,103,024
Yankee Dollar Bonds	–	7,996,907	–	7,996,907
Total Investments	$517,290	$10,472,532	$–	$10,989,822
Other Financial Instruments**
Futures	(843)	–	–	(843)
Total Investments	$516,447	$10,472,532	$–	$10,988,979

*	For detailed industry classifications, see accompanying Schedules of Portfolio Investments.
^	Represents the interest in securities that were determined to have a value of zero at October 31, 2014.
**

Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

For the period ended October 31, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.

Transfers that occurred from Level 1 to Level 2 on recognition dates due to application of systematic fair value procedures affecting certain international portfolio holdings are as follows:

Transfers from Level 2 to Level 1
Emerging Markets Fund	$4,200,649
Asia Fund	3,680,110
Emerging Markets Great Consumer Fund	37,107,205
Asia Great Consumer Fund	8,405,420
Global Great Consumer Fund	1,852,209

Cash Equivalents

The Funds consider all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charge to a class), realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2014
(Unaudited)

Distributions to Shareholders

Each of the Funds (except the Global Dynamic Bond Fund) intends to declare and distribute net investment income at least annually, if any. The Global Dynamic Bond Fund declares and distributes dividends from net investment income on a monthly basis. In addition, each Fund intends to distribute net realized capital gains, if any, annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net ordinary loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales, tax treatment of passive foreign investment companies (PFICs)) do not require a reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Redemption Fee

Prior to August 28, 2014, a redemption fee of 2.00% was charged and recorded as capital for any shares redeemed after being held for less than 60 days. This fee did not apply to shares that were acquired through reinvestment of dividends or distributions. Redemption fees collected during the period May 1, 2014 through August 28, 2014, and for the year ended April 30, 2014 are reflected on the Statements of Changes in Net Assets as "Redemption Fees". Effective August 28, 2014 the redemption fee is no longer charged.

Federal Income Taxes

Each Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Each Fund intends to make timely distributions in order to avoid tax liability.

Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds' financial statements.

3.  Derivatives

Futures Contracts

The Global Dynamic Bond Fund may engage in transactions in futures contracts, which are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The Fund may enter into futures contracts in an effort to hedge against market risks. In addition, the Global Dynamic Bond Fund may enter into currency forward futures contracts, which are financial contracts to trade a specific foreign currency at an agreed exchange rate at a future date, generally under a standing binding agreement which may be traded on U.S. and non-U.S. exchanges. A currency forward futures contract will generally reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased.

Upon purchasing or selling a futures contract, the Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each date thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day, or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the inability of the Manager to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. During the period ended October 31, 2014 the Global Dynamic Bond Fund had limited activity in these transactions.

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of October 31, 2014:

	Asset Derivatives			Liability Derivatives
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*		Statement of Assets and Liabilities Location	Total Fair Value*
Interest Rate Risk	Variation margin on futures contacts	$–	$	Variation margin on futures contacts	$843

*

For futures contracts, the amounts represent the cumulative appreciation (depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Variation Margin on Futures Contracts.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2014
(Unaudited)

During the period ended October 31, 2014, the effect of derivative instruments on the Fund's Statements of Operations were as follows:

Realized Gain(Loss) on Derivatives Recognized as a Result from Operations
Net Realized Gains (Losses) on Futures Contracts($)
Global Dynamic Bond Fund
Interest Rate Risk Exposure	(4,327)

Offsetting Assets and Liabilities

The Global Dynamic Bond Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund's counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement. There were no derivative instruments subject to a netting agreement for which the Trust is not currently netting. The following table presents derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of October 31, 2014:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Asset as Presented in the Statement of Assets and Liabilities	Gross (Liability) as Presented in the Statement of Assets and Liabilities	Net Amount	Cash Collateral Pledged (Received)*	Amount, Net of Collateral Pledged (Received)
Futures Contracts(a) – RBS Securities Inc.	$–	$(843)	$(843)	$(843)	$–

*

The actual cash collateral pledged is in excess of the amount shown in the table.  The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only the current day's variation margin payable is reported within the Statements of Assets and Liabilities.

4.  Transactions with Affiliates and other Servicing Arrangements

The Trust, on behalf of each Fund, has entered into an Investment Management Agreement between the Manager and the Trust (the "Investment Management Agreement"). Under this agreement, each Fund pays the Manager a fee at an annualized rate of the average daily net assets of each Fund as listed below:

Emerging Markets Fund	1.05%
Asia Fund	1.00%
Emerging Markets Great Consumer Fund	1.05%
Asia Great Consumer Fund	1.00%
Global Great Consumer Fund	0.95%
Global Dynamic Bond Fund	0.65%

The Manager, with respect to each of Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund and Asia Great Consumer Fund, has entered into a sub-management agreement with Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong” or the “Sub-Manager”) to manage all or a portion of the investments of each Fund.

The Manager has contractually agreed to waive advisory expenses and otherwise reimburse expenses of the Funds in order to limit the annual operating expenses (excluding interest expense, taxes, brokerage commissions, acquired fund fees and expenses and certain other Fund expenses) through August 31, 2015 as follows:

Emerging Markets Fund Class A	1.70%	*	Asia Great Consumer Fund Class A	1.70%	***
Emerging Markets Fund Class C	2.45%	*	Asia Great Consumer Fund Class C	2.45%	***
Emerging Markets Fund Class I	1.45%	*	Asia Great Consumer Fund Class I	1.45%	***

Asia Fund Class A	1.70%		Global Great Consumer Fund Class A	1.65%	***
Asia Fund Class C	2.45%		Global Great Consumer Fund Class C	2.40%	***
Asia Fund Class I	1.45%		Global Great Consumer Fund Class I	1.40%	***

Emerging Markets Great Consumer Fund Class A	1.70%	**	Global Dynamic Bond Fund Class A	1.15%
Emerging Markets Great Consumer Fund Class C	2.45%	**	Global Dynamic Bond Fund Class C	1.90%
Emerging Markets Great Consumer Fund Class I	1.45%	**	Global Dynamic Bond Fund Class I	0.90%

*	Limit in effect as of August 28, 2014. Prior to that date, the expense limitation for this share class was 0.05% higher than that stated above.
**	Limit in effect as of August 28, 2014. Prior to that date, the expense limitation for this share class was 0.15% higher than that stated above.
***	Limit in effect as of August 28, 2014. Prior to that date, the expense limitation for this share class was 0.10% higher than that stated above.

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2014
(Unaudited)

Additionally, pursuant to the expense limitation agreement, each Fund has agreed to repay amounts waived or reimbursed by the Manager with respect to such Fund for a period of up to three fiscal years after such waiver or reimbursement was made. Such repayments are subject to approval by the Trust's Board, and are permissible to the extent such repayments would not cause the expenses of a Fund to exceed the limits described above. As of October 31, 2014, the repayments that may potentially be made by the Funds are as follows:

	Expires 4/30/15	Expires 4/30/16	Expires 4/30/17	Expires 4/30/18	Total
Emerging Markets Fund	$464,702	$369,558	$278,620	$159,631	$1,272,511
Asia Fund	384,837	335,878	271,955	151,166	1,143,836
Emerging Markets Great Consumer Fund	449,435	463,112	517,181	223,442	1,653,170
Asia Great Consumer Fund	428,164	333,094	274,619	152,884	1,188,761
Global Great Consumer Fund	76,617	213,482	211,584	109,046	610,729
Global Dynamic Bond Fund	74,008	270,261	232,755	96,034	673,058

Citi Fund Services Ohio, Inc. ("Citi"), a wholly owned subsidiary of Citibank, N.A., serves as the Trust's administrator, transfer agent and fund accounting agent and receives fees for such services in accordance with a master services agreement with the Trust, on behalf of the Funds. Citi will also receive fees for certain additional services and reimbursement for out-of-pocket expenses. Citibank, N.A. serves as custodian for the Funds. For its services as custodian, the Funds pay Citibank, N.A. a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges. Such percentages vary by the jurisdiction in which the assets are held. The Funds have an uncommitted $5,000,000 demand line of credit facility with Citibank, N.A.; borrowings under this facility bear interest at rates determined at the time of such borrowings, if any. There were no borrowings under the facility during the period ended October 31, 2014.

Funds Distributor, LLC (the "Distributor") serves as the distributor of each Fund. The Trust, on behalf of each Fund, has adopted plans with respect to Class A and Class C Shares that allow each Fund to pay distribution fees for marketing, distribution and sale of those share classes under Rule 12b-1 of the 1940 Act, and shareholder servicing fees for certain services provided to its shareholders. Class A Shares pay a 12b-1 fee at an annual rate of 0.25% of average daily net assets. Class C Shares pay a 12b-1 fee at an annual rate of 1.00% of average daily net assets. The Distributor may use up to 0.25% for shareholder servicing of Class C Shares and up to 0.75% may be used for distribution of Class C Shares. The distributor received commissions from the sale of Class A and Class C Shares of the Funds during the period ended October 31, 2014 as follows:

	Class A	Class C
Emerging Markets Fund	$155	$–
Emerging Markets Great Consumer Fund	8,916	–
Asia Great Consumer Fund	1,195	–
Global Great Consumer Fund	83	–

For the period ended October 31, 2014, the brokerage commissions paid by each Fund to broker/dealers affiliated with the Manager on the execution of each Fund's purchases and sales of portfolio investments are as follows:

	Name of Affiliate Broker/Dealer	Aggregate Amount of Brokerage Commissions Paid to Affiliate
Emerging Markets Fund	Mirae Asset Securities (Hong Kong) Ltd.	$1,058
Asia Find	Mirae Asset Securities (Hong Kong) Ltd.	1,213
Emerging Markets Great Consumer Fund	Mirae Asset Securities (Hong Kong) Ltd.	4,057
Asia Great Consumer Fund	Mirae Asset Securities (Hong Kong) Ltd.	1,138
Global Dynamic Bond Fund	Mirae Asset Securities (Hong Kong) Ltd.	1,466
	Mirae Asset Securities (Korea) Ltd.	398
	Mirae Asset Securities (USA) Inc.	35

Under the Fund Compliance and AML Services Agreement with the Trust, Foreside Compliance Services, LLC, an affiliate of the Distributor, provides a Chief Compliance Officer ("CCO") and an Anti-Money Laundering Compliance Officer as well as certain additional compliance support functions. Expenses incurred by each Fund are reflected on the Statements of Operations as "Compliance services fees".

Certain officers and Trustees of the Trust are officers of the Manager or Citi and receive no compensation from the Funds for such services.

5.  Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended October 31, 2014 were as follows:

	Purchases	Sales
Emerging Markets Fund	$9,582,749	$11,835,286
Asia Fund	7,613,282	8,891,332
Emerging Markets Great Consumer Fund	79,161,716	43,298,038
Asia Great Consumer Fund	13,169,305	6,819,787
Global Great Consumer Fund	4,503,155	5,690,967
Global Dynamic Bond Fund	3,073,937	4,166,317

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2014
(Unaudited)

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended October 31, 2014 were as follows:

	Purchases	Sales
Global Dynamic Bond Fund	$915,297	$1,326,575

6.  Investment Risks

Equity Securities Risk

Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company's financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Credit Risk

The issuer of a fixed income security or the counterparty to a contract, such as swaps or other derivatives, may become unable or unwilling to meet its financial obligations. Various market participants, such as rating agencies or pricing services, also may affect the security by downgrading the credit of the issuer of the security, which may decrease the value.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds' loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedule of Portfolio Investments provide information on each Fund's holdings, including industry and/or geographical composition, as relevant.

Non-Diversification Risk

The Global Dynamic Bond Fund is non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

7.  Federal Income Tax Information

At April 30, 2014, the Funds had net capital loss carryforwards ("CLCFs") for federal income tax purposes which are available to reduce the future capital gain distributions to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward for an unlimited period capital losses incurred in taxable years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment CLCFs may have an increased likelihood of expiring unused. Additionally, post-enactment CLCFs will retain their character as short-term or long-term capital losses rather than being considered all short-term under previous law.

CLCFs subject to expiration:

Expires 2019
Asia Great Consumer Fund	$6,627

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2014
(Unaudited)

CLCFs originating in the current tax year and not subject to expiration:

	Short Term Amount	Long Term Amount	Total
Emerging Markets Fund	$2,176,792	$–	$2,176,792
Emerging Markets Great Consumer Fund	1,521,470	–	1,521,470
Asia Great Consumer Fund	349,555	–	349,555
Global Dynamic Bond Fund	144,452	–	144,452

Under current tax law, capital losses and net investment losses realized after October 31 and December 31, respectively, of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds’ deferred losses are as follows:

	Post October Loss Deferred	Late Year Ordinary Loss Deferred	Total
Emerging Markets Fund	$–	$40,437	$40,437
Asia Fund	–	35,615	35,615
Emerging Markets Great Consumer Fund	–	141,651	141,651
Asia Great Consumer Fund	–	23,586	23,586

The tax character of dividends paid to shareholders during the tax year ended April 30, 2014 were as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Emerging Markets Fund	$$13,439	$–	$13,439	$13,439
Asia Fund	–	155,393	155,393	155,393
Global Great Consumer Fund	–	83,014	83,014	83,014
Global Dynamic Bond Fund	335,459	37,581	373,040	373,040

As of April 30, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Emerging Markets Fund	$–	$–	$–	$(2,217,229)	$1,166,028	$(1,051,201)
Asia Fund	–	493,773	493,773	(35,615)	1,607,866	2,066,024
Emerging Markets Great Consumer Fund	–	–	–	(1,663,121)	5,720,416	4,057,295
Asia Great Consumer Fund	–	–	–	(379,768)	2,871,723	2,491,955
Global Great Consumer Fund	115,122	673,622	788,744	–	2,134,484	2,923,228
Global Dynamic Bond Fund	31,231	–	31,231	(144,452)	226,206	112,985

At October 31, 2014, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Fund	$13,003,797	$2,088,047	$(646,548)	$1,441,499
Asia Fund	11,029,781	2,173,990	(167,144)	2,006,846
Emerging Markets Great Consumer Fund	135,109,916	21,017,328	(5,775,855)	15,241,473
Asia Great Consumer Fund	24,835,759	6,212,728	(219,725)	5,993,003
Global Great Consumer Fund	11,631,886	2,018,236	(301,849)	1,716,387
Global Dynamic Bond Fund	10,647,931	382,373	(40,482)	341,891

Mirae Asset Discovery Funds
Notes to Financial Statements	October 31, 2014
(Unaudited)

8.  Control Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of October 31, 2014, the Funds have individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), each of which is affiliated with the Manager, and representing ownership as follows:

Beneficial Ownership
Emerging Markets Fund	53%
Asia Fund	29%
Emerging Markets Great Consumer Fund	42%
Asia Great Consumer Fund	29%
Global Great Consumer Fund	81%
Global Dynamic Bond Fund	80%

9.  Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date of this filing. There are no subsequent events to report.

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement
(Unaudited)

On June 16-17, 2014, as well as during a special telephonic meeting on June 4, 2014, the Board of the Trust considered the renewal of the following: (1) the Investment Management Agreement between the Trust and the Manager for the Emerging Markets Fund, Asia Fund, Emerging Markets Great Consumer Fund (“EM Great Consumer Fund”), Asia Great Consumer Fund, Global Great Consumer Fund and Global Dynamic Bond Fund (collectively, the “Funds”); and (2) the Sub-Management Agreement between the Manager and the Sub-Manager with respect to the Emerging Markets Fund, Asia  Fund, EM Great Consumer Fund and Asia Great Consumer Fund (consideration of both agreements together, the “Annual Approval”).

In connection with the Annual Approval, the Board requested and received a wide variety of information from the Manager and Sub-Manager.  The materials described, among other things:  the Manager’s and Sub-Manager’s business; the Manager’s and Sub-Manager’s organizational structure, personnel and operations; the services provided by the Manager and Sub-Manager with respect to the Funds; the Funds’ performance; the Manager’s and Sub-Manager’s fees and the Funds’ net total expenses; the Manager’s contractual fee waiver and expense reimbursement agreement with respect to the Funds; and compliance and portfolio trading matters.  At the meetings, representatives of the Manager discussed, and answered Trustees questions about, among other things, the Strategic Insight report comparing the Funds’ fees to those of peer groups of similar funds, performance comparison information, the Manager’s services and personnel and the Manager’s profitability.  Also included in the materials was a memorandum from counsel on the responsibilities of the Board of Trustees in considering for approval the Investment Management and Sub-Management Agreements.

Nature, Extent and Quality of the Services

In reviewing the nature, extent and quality of services, the Board considered the scope and quality of services provided to the Funds by the Manager under the Investment Management Agreement and to the applicable Funds by the Sub-Manager under the Sub-Management Agreement.  The Board considered the quality of the investment research capabilities of the Manager and the Sub-Manager and other resources dedicated to performing services for the Funds.  The Board also considered information regarding: the experience and professional background of the portfolio managers at the Manager and the Sub-Manager and the qualifications and capabilities of the portfolio managers and other personnel who would have principal investment responsibility for each Fund’s investments; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Manager’s/Sub-Manager’s senior management and staff; the quality of the Manager’s/Sub-Manager’s services with respect to regulatory compliance and compliance with client investment policies and restrictions; and the financial condition and operational stability of the Manager/Sub-Manager, including financial statements of the Manager and Sub-Manager.  The Board also took into account its familiarity with the Manager and Sub-Manager through Board meetings, discussions and reports during the preceding months in connection with the Funds.

The Board discussed the adequacy of the resources and quality of services provided by the Manager and the Sub-Manager under their respective Agreements.  The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Investment Management and Sub-Management Agreements.

Costs of Services and Profitability

The Manager then discussed with the Board its costs of services provided to the Funds.  The Board considered the Manager’s and Sub-Manager’s resources devoted to the Funds as well as the Manager’s and Sub-Manager’s income from the Funds and other products.  The Manager then discussed its profitability analysis with respect to the Funds and the impact of the Manager’s reimbursement of expenses with respect to all of the Funds.

Compensation

The Board received industry data from Strategic Insight, including a comparison of each Fund’s net management fees, contractual advisory fees, and net total expense ratios against the net management fees, contractual advisory fees, and net total expense ratios of each Fund’s peer group median.  Each Fund’s net management fee was below its peer group median net management fee.  Each Fund’s contractual advisory fee was above its peer group median contractual advisory fee, with the exception of the Asia Fund and the Asia Great Consumer Fund, whose contractual advisory fees were equal to its respective peer group median.  The Board also considered each Fund’s net total expense ratio, noting that each Fund’s net total expense ratio was above the median net total expense ratio for its peer group. The Board also received information about the Manager’s compensation for products with similar strategies.  The Board considered the Manager’s commitment to maintain the Funds’ net expense levels as stated in a contractual fee waiver and expense reimbursement agreement with the Trust and to further reduce the expense ratio for the Asia Great Consumer Fund, Global Great Consumer Fund, Emerging Markets Fund and EM Great Consumer Fund, thereby increasing the Manager’s fee waiver for those Funds.

Performance

The Board received performance comparison information for each Fund that included a comparison based on Strategic Insight data of each Fund’s performance to that of its benchmark and to a peer group for the one-year period and, except for the Global Great Consumer Fund and Global Dynamic Bond Fund, the three-year period, each ended March 31, 2014.  The Emerging Markets Fund outperformed its benchmark over both periods, outperformed its peer group over the one-year period and slightly underperformed its peer group over the three-year period.  The Asia Fund outperformed its benchmark and its peer group over both periods.  The EM Great Consumer Fund outperformed its benchmark over both periods, outperformed its peer group over the one-year period and slightly underperformed its peer group over the three-year period.  The Asia Great Consumer Fund outperformed its benchmark and its peer group over both periods. The Global Great Consumer Fund outperformed its benchmark and its peer group over the one-year period.  The Global Dynamic Bond Fund underperformed its benchmark and its peer group over one-year period.

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement
(Unaudited)

The Board also considered the Strategic Insight report containing the Funds’ Morningstar Category Rankings (annual net total returns) for the year-to-date (YTD), one-year and, except for the Global Great Consumer Fund and Global Dynamic Bond Fund, three-year periods ended March 31, 2014 (rankings are shown in quintiles with the first quintile as the best performing).  The Emerging Markets Fund’s rankings in its respective Morningstar Category were the fourth, second and third quintiles for the respective periods.  The Asia Fund’s rankings in its respective Morningstar Category were the third, first and second quintiles for the respective periods. The EM Great Consumer Fund’s rankings in its respective Morningstar Category were the second quintile for both YTD and one-year periods and the first quintile for the three-year period.  The Asia Great Consumer Fund’s rankings in its Morningstar Category were the first quintile for both the YTD and three-year periods and the second quintile for the one-year period.  The Global Great Consumer Fund’s rankings in its Morningstar Category were the fifth and first quintiles for the YTD and one-year periods, respectively.  The Global Dynamic Bond Fund’s rankings in its  Morningstar Category were the fourth quintile for both periods.

The Manager discussed factors behind the various Funds’ performance.

Economies of Scale

The Board then considered whether the Funds would benefit from any economies of scale, noting that breakpoints were currently not relevant to the Funds given their asset size.

Other Benefits

The Board noted that the Manager indicated that it does not expect to receive significant ancillary benefits as a result of its relationship with the Funds and that transactions effected through its affiliated broker are reported to the Board.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under the Investment Management and Sub-Management Agreements were fair and reasonable with respect to the services that the Manager provided to each Fund and with respect to the services that the Sub-Manager provide to each applicable Fund and in light of the other factors described above that the Board deemed relevant.  The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.  The Board was also assisted by the advice of independent counsel in making this determination.

Mirae Asset Discovery Funds

To Make Investments

Regular Mail:	Mirae Asset Discovery Funds
P.O. Box 183165
Columbus, Ohio 43218-3165

Express, Registered or	Mirae Asset Discovery Funds
Certified Mail:	3435 Stelzer Road
Columbus, Ohio 43219

Phone Number:	1-888-335-3417

This report is submitted for the general information of the shareholders of the Mirae Asset Discovery Funds (the "Trust"). It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.miraeasset.com.

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-335-3417; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how each Fund (or the Funds) voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-335-3417, and on the Trust's website at http://investment.miraeasset.us.

The Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available, free of charge, on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Mirae Asset Discovery Funds are distributed by Funds Distributor, LLC.

10/14

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)   Included as part of report to stockholders under Item 1.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Not applicable - only for annual reports.

(a)(2)

Separate certfications by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(a)(3)      Not applicable.

(b)

A certification by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By (Signature and Title)*	/s/ Peter Graham
Peter Graham, President and Principal Executive Officer

Date	December 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter Graham
Peter Graham, President and Principal Executive Officer

Date	December 19, 2014

By (Signature and Title)*	/s/ Joel B. Engle
Joel B. Engle, Treasurer and Principal Financial and Accounting Officer

Date	December 19, 2014

* Print the name and title of each signing officer under his or her signature.